Acquisition of Properties (Tables)	12 Months Ended
Dec. 31, 2013
Sabine acquisition
Acquisition of Properties
Schedule of purchase price allocation

(in thousands of dollars)
Oil and gas properties
Unproved	$39,596
Proved	154,724
Asset retirement obligations	(824)

Total purchase price	$193,496

Schedule of unaudited pro forma results of operations

		Year Ended December 31, 2013
	Post Acquisition(1)
(in thousands of dollars)		Pro Forma
	(unaudited)	(unaudited)
Total operating revenue	$1,365	$308,773
Total operating expenses	291	229,648
Operating income	1,074	79,125
Net income	1,074	45,778
(1)
Represents revenues and expenses for the post acquisition period of December 18, 2013 to December 31, 2013 included in the Consolidated Statement of Operations.

Chalker acquisition
Acquisition of Properties
Schedule of purchase price allocation

(in thousands of dollars)
Oil and gas properties
Unproved	$71,264
Proved	182,493
Asset retirement obligations	(293)

Total purchase price	$253,464

Schedule of unaudited pro forma results of operations

Year Ended December 31, 2012
(in thousands of dollars)	Pro Forma
(unaudited)
Total operating revenue	$194,685
Total operating expenses	161,053
Operating income	33,632
Net income	25,713

Oil and natural gas properties located in Oklahoma
Acquisition of Properties
Schedule of purchase price allocation

(in thousands of dollars)
Oil and gas properties	$154,225
Asset retirement obligations	(167)

Total purchase price	$154,058

Schedule of unaudited pro forma results of operations

Year Ended December 31, 2011
(in thousands of dollars)	Pro Forma
(unaudited)
Total operating revenue	$176,884
Total operating expenses	150,197
Operating income	26,687
Net income	62,408